Note 16 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about cash and cash equivalents [text block]
	December 31,
	2024	2023
	(USD in thousands)
Cash and cash equivalents	$5,952	$5,583
Total cash and cash equivalents	$5,952	$5,583

Disclosure of cash flow statement [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Changes in receivables and tax receivables	$374	$1,107	$(1,486)
Changes in trade payables	449	502	(599)
Changes in other payables	(303)	(47)	(792)
Changes in net working capital	$520	$1,562	$(2,877)

Disclosure of adjustments to non-cash items on consolidated statements of comprehensive loss [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Income taxes	$(788)	$(790)	$(772)
Tax credit schemes accounted for as grants	(25)	(194)	(226)
Depreciation	607	615	571
Impairment	—	—	87
Interest income	(254)	(154)	(13)
Interest expense	962	897	798
Share-based compensation expenses	357	479	942
Acquisition of property, plant and equipment	—	—	—
Loss in change from fair value of derivative liability	(3,693)	110	—
Gain in change from fair value of warrant liability	(190)	(392)	(395)
Other adjustments: Other adjustments, primarily exchange rate adjustments	(67)	615	(1,315)
Total adjustments for non-cash items	$(3,091)	$1,186	$(323)

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2023	Cash flows	interest	Costs	Additions	adjustment	2024
Lease liabilities	$2,222	$(331)	$161	$—	$—	$(137)	$1,915
Borrowings	8,648	(805)	703	—	—	(360)	8,186
Provisions	149	—	—	—	—	(8)	141
Total liabilities from financing activities	$11,019	$(1,136)	$864	$—	$—	$(505)	$10,242
	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2022	Cash flows	interest	Costs	Additions	adjustment	2023
Lease liabilities	$2,255	$(326)	$172	$—	$45	$76	$2,222
Borrowings	8,000	(306)	638	—	65	251	8,648
Provisions	144	—	—	—	—	5	149
Total liabilities from financing activities	$10,399	$(632)	$810	$—	$110	$332	$11,019